Net Interest Income(Table)	12 Months Ended
Dec. 31, 2019
Interest Revenue Or Expense Net Abstract [Abstract]
Interest Income And Interest Expense Disclosure Table Text Block [Text Block]

Details of interest income and interest expense for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017
	(In millions of Korean won)
Interest income
Due from financial institutions	￦	127,434
Financial assets at fair value through profit or loss		536,605
Loans		9,990,792
Financial investments
Available-for-sale financial assets		678,716
Held-to-maturity financial assets		480,595
Other		104,915

Sub-total		11,919,057

Interest expenses
Deposits		2,345,885
Debts		367,587
Debentures		880,709
Other		78,262

Sub-total		3,672,443

Net interest income	￦	8,246,614

	2018
	(In millions of Korean won)
Interest income
Due from financial institutions at fair value through profit or loss	￦	9,236
Securities measured at fair value through profit or loss		713,058
Loans measured at fair value through profit or loss		26,066
Securities measured at fair value through other comprehensive income		718,327
Loans measured at fair value through other comprehensive income		2,373
Deposits at amortized cost		109,155
Securities measured at amortized cost		604,709
Loans at amortized cost		11,431,359
Other		120,286

Sub-total		13,734,569

Interest expenses
Deposits		3,041,739
Debts		544,562
Debentures		1,148,729
Other		94,611

Sub-total		4,829,641

Net interest income	￦	8,904,928

	2019
	(In millions of Korean won)
Interest income
Due from financial institutions at fair value through profit or loss	￦	2,685
Securities measured at fair value through profit or loss		668,377
Loans measured at fair value through profit or loss		33,001
Securities measured at fair value through other comprehensive income		774,864
Loans measured at fair value through other comprehensive income		14,708
Deposits at amortized cost		150,635
Securities measured at amortized cost		599,519
Loans at amortized cost		12,247,493
Other		147,905

Sub-total		14,639,187

Interest expenses
Deposits		3,481,121
Debts		596,425
Debentures		1,240,566
Other		124,288

Sub-total		5,442,400

Net interest income	￦	9,196,787

Interest Income Recognized On Impaired Loans Explanatory	Interest income recognized on impaired loans is ￦54,235 million, ￦48,974 million and ￦54,033 million for the years ended December 31, 2017, 2018 and 2019, respectively.